UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.2%
AUSTRALIA 13.8%
DIVERSIFIED 6.0%
BGP Holdings PLC (EUR)(a),(b)	7,741,744	$0
Dexus Property Group	3,983,996	2,969,905
GPT Group	9,053,705	5,471,217
Mirvac Group	3,155,776	4,677,162
Stockland	2,016,701	7,258,864
		20,377,148
INDUSTRIAL 1.1%
Goodman Group	6,240,202	3,660,895

OFFICE 1.7%
Commonwealth Property Office Fund	3,786,585	3,173,499
ING Office Fund	5,034,746	2,487,325
		5,660,824
RETAIL 5.0%
Westfield Group	1,366,056	16,751,368
TOTAL AUSTRALIA		46,450,235

AUSTRIA 1.2%
DIVERSIFIED 0.0%
CA Immobilien Anlagen AG(b)	6,686	86,490

RETAIL 1.2%
Atrium European Real Estate Ltd.(b)	549,823	3,950,502
TOTAL AUSTRIA		4,036,992

BERMUDA 0.6%
HOTEL
Orient-Express Hotels Ltd.	171,155	1,969,994

BRAZIL 1.3%
RESIDENTIAL 0.4%
MRV Engenharia e Participacoes SA	73,766	1,415,694

	Number of Shares	Value
RETAIL 0.9%
BR Malls Participacoes SA(b)	259,439	$3,060,666
TOTAL BRAZIL		4,476,360

CANADA 2.9%
DIVERSIFIED 0.3%
Canadian Real Estate Investment Trust	46,656	1,124,294

OFFICE 1.5%
Brookfield Properties Corp.	430,624	4,848,826

RESIDENTIAL 0.7%
Boardwalk REIT	68,417	2,463,434

RETAIL 0.4%
Primaris Retail REIT	93,250	1,323,868
TOTAL CANADA		9,760,422

FINLAND 0.8%
DIVERSIFIED
Citycon Oyj	216,306	917,940
Sponda Oyj(b)	437,868	1,736,443
		2,654,383
FRANCE 4.0%
DIVERSIFIED
Gecina SA	15,558	1,855,493
ICADE	15,975	1,711,196
Unibail-Rodamco	47,135	9,790,995
		13,357,684
GERMANY 0.1%
DIVERSIFIED
IVG Immobilien AG(b)	43,988	481,486

	Number of Shares	Value
HONG KONG 15.3%
DIVERSIFIED 11.4%
Agile Property Holdings Ltd.	1,056,000	$1,242,666
China Resources Land Ltd.	1,686,000	3,689,597
Glorious Property Holdings Ltd.(a),(b)	3,896,000	2,211,908
Hang Lung Properties Ltd.	1,174,600	4,342,203
Henderson Land Development Company Ltd.	755,612	4,855,385
Hysan Development Company Ltd.	950,100	2,390,559
New World Development Ltd	1,655,000	3,523,526
Sun Hung Kai Properties Ltd.	1,100,019	16,237,595
		38,493,439
HOTEL 0.0%
Shangri-La Asia Ltd.	34,000	64,051

OFFICE 1.7%
Hongkong Land Holdings Ltd. (USD)	1,274,600	5,544,510

RESIDENTIAL 1.0%
China Overseas Land & Investment Ltd.	1,572,360	3,404,391

RETAIL 1.2%
Link REIT	1,752,479	3,866,735
TOTAL HONG KONG		51,373,126

JAPAN 12.2%
DIVERSIFIED 10.7%
Goldcrest Co., Ltd.	53,470	1,617,234
Kenedix Realty Investment Corp.	217	814,672
Mitsubishi Estate Co., Ltd.	752,000	11,828,931
Mitsui Fudosan Co., Ltd.	777,300	13,153,442
Nomura Real Estate Holdings	24,658	400,780
NTT Urban Development Corp.	956	877,563
Sumitomo Realty & Development Co., Ltd.	323,000	5,911,981
Tokyo Tatemono Co., Ltd.	327,000	1,599,209
		36,203,812

	Number of Shares	Value
OFFICE 0.7%
DA Office Investment Corp.	249	$818,303
Japan Prime Realty Investment Corp.	597	1,451,183
		2,269,486
RETAIL 0.8%
AEON Mall Co., Ltd.	118,500	2,467,292
Japan Retail Fund Investment Corp.	40	217,011
		2,684,303
TOTAL JAPAN		41,157,601

NETHERLANDS 0.7%
RETAIL
Corio NV	33,500	2,310,416

NORWAY 0.5%
OFFICE
Norwegian Property ASA(b)	933,683	1,576,048

SINGAPORE 2.5%
DIVERSIFIED 2.1%
CapitaLand Ltd.	1,680,000	4,436,588
Keppel Land Ltd.	1,291,000	2,511,156
		6,947,744
OFFICE 0.3%
CapitaCommercial Trust	1,509,000	1,114,088

RETAIL 0.1%
CapitaMall Trust	384,000	504,313
TOTAL SINGAPORE		8,566,145

SWEDEN 0.6%
DIVERSIFIED 0.3%
Castellum AB	60,368	584,512
Fabege AB(b)	96,214	565,855
		1,150,367

	Number of Shares	Value
OFFICE 0.3%
Wihlborgs Fastigheter AB	52,892	$980,627
TOTAL SWEDEN		2,130,994

UNITED KINGDOM 6.4%
DIVERSIFIED 3.8%
British Land Co., PLC	673,668	5,116,114
Hammerson PLC	503,933	3,175,539
Land Securities Group PLC	385,696	3,852,503
London & Stamford Property Ltd.	297,689	612,531
		12,756,687
INDUSTRIAL 0.9%
Segro PLC	551,605	3,239,690

OFFICE 1.2%
Derwent London PLC	126,722	2,470,755
Great Portland Estates PLC	366,257	1,549,380
		4,020,135
RESIDENTIAL 0.3%
Unite Group PLC	212,912	895,749

SELF STORAGE 0.2%
Big Yellow Group PLC(b)	120,364	721,349
TOTAL UNITED KINGDOM		21,633,610

UNITED STATES 36.3%
DIVERSIFIED 3.8%
Colonial Properties Trust	46,989	457,203
Cousins Properties	205,333	1,700,157
Forest City Enterprises	156,733	2,095,520
Vornado Realty Trust	131,144	8,446,985
		12,699,865

	Number of Shares	Value
HEALTH CARE 3.0%
Brookdale Senior Living	269,232	$4,881,176
HCP	180,810	5,196,479
		10,077,655
HOTEL 1.8%
Hospitality Properties Trust	75,894	1,545,961
Host Hotels & Resorts	388,763	4,575,740
		6,121,701
INDUSTRIAL 2.5%
ProLogis	715,968	8,534,339

OFFICE 5.1%
BioMed Realty Trust	151,434	2,089,789
Boston Properties	65,591	4,299,490
Brandywine Realty Trust	243,906	2,692,722
Kilroy Realty Corp.	114,034	3,163,303
Liberty Property Trust	77,946	2,535,584
SL Green Realty Corp.	57,582	2,524,971
		17,305,859
OFFICE/INDUSTRIAL 0.7%
PS Business Parks	44,491	2,283,278

RESIDENTIAL 5.4%
Apartment Investment & Management Co.	174,272	2,570,512
AvalonBay Communities	23,183	1,686,100
Education Realty Trust	112,687	668,234
Equity Lifestyle Properties	29,865	1,277,923
Equity Residential	277,985	8,534,139
Post Properties	186,038	3,348,684
		18,085,592
RETAIL 9.5%
Developers Diversified Realty Corp.	355,626	3,285,984
Glimcher Realty Trust	202,398	742,801
Inland Real Estate Corp.	164,546	1,441,423

	Number of Shares	Value
Kimco Realty Corp.	215,192	$2,806,104
Macerich Co.	142,737	4,329,213
Simon Property Group	236,633	16,429,429
Weingarten Realty Investors	144,177	2,872,006
		31,906,960
SELF STORAGE 4.0%
Public Storage	134,466	10,117,222
Sovran Self Storage	72,857	2,217,039
U-Store-It Trust	150,414	940,087
		13,274,348
SPECIALTY 0.5%
DuPont Fabros Technology	132,736	1,769,371
TOTAL UNITED STATES		122,058,968
TOTAL COMMON STOCK (Identified cost—$255,126,203)		333,994,464

Number of Rights
RIGHTS 0.0%
Unite Group PLC, expire 10/02/09(a),(b) (Identified cost—$0)	38,711	6,966

Number of Shares
SHORT-TERM INVESTMENTS 0.9%
MONEY MARKET FUND
Federated U.S. Treasury Cash Reserves Fund, 0.001%(c) (Identified cost—$3,254,153)	3,254,153	3,254,153

		Value
TOTAL INVESTMENTS (Identified cost—$258,380,356)	100.1%	$337,255,583

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)%	(485,592)

NET ASSETS (Equivalent to $18.65 per share based on 18,056,380 shares of common stock outstanding)	100.0%	$336,769,991

Glossary of Portfolio Abbreviations

EUR	Euro
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.7% of net assets of the Fund.

(b) Non-income producing security.

(c) Rate quoted represents the seven day yield of the fund.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The

NOTES TO FINANCIAL STATEMENTS (continued)

hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Hong Kong	$51,373,126	$49,161,218	$2,211,908	—
Common Stock — All Other Countries	282,621,338	282,621,338	—	—
Rights — United Kingdom	6,966	—	6,966	—
Money Market Funds	3,254,153	—	3,254,153	—
Total Investments	$337,255,583	$331,782,556	$5,473,027	—

Note 2. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$80,307,367
Gross unrealized depreciation	(1,432,140)
Net unrealized appreciation	$78,875,227

Cost for federal income tax purposes	$258,380,356

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009